UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name			Shares	Value
Common Stocks: 0.11%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated†(a)			2,149	$0

Telecommunication Services: 0.11%

Diversified Telecommunication Services: 0.11%
Fairpoint Communications Incorporated†			134,375	1,021,253

Total Common Stocks (Cost $3,109,746)				1,021,253

	Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.34%

Information Technology: 0.34%

Communications Equipment: 0.34%
Lucent Technologies Incorporated Series B	2.88	06/15/2025	3,225,000	3,128,250

Total Convertible Debentures (Cost $2,307,500)				3,128,250

Corporate Bonds and Notes: 86.58%

Consumer Discretionary: 15.19%

Auto Components: 1.66%
Allison Transmission Incorporated††	7.13%	05/15/2019	$6,075,000	5,953,500
Cooper Tire & Rubber Company	7.63	03/15/2027	4,455,000	4,315,781
Cooper Tire & Rubber Company	8.00	12/15/2019	150,000	156,375
Goodyear Tire & Rubber Company	10.50	05/15/2016	4,440,000	5,000,550

				15,426,206

Diversified Consumer Services: 2.37%
Carriage Services Incorporated	7.88	01/15/2015	4,055,000	4,105,688
Service Corporation International	6.75	04/01/2016	1,250,000	1,350,000
Service Corporation International	7.00	05/15/2019	1,125,000	1,200,938
Service Corporation International	7.50	04/01/2027	9,376,000	9,094,720
Service Corporation International	8.00	11/15/2021	880,000	972,400
Service Corporation International Series WI	7.00	06/15/2017	1,650,000	1,790,250
StoneMor Operating LP	10.25	12/01/2017	3,550,000	3,550,000

				22,063,996

Hotels, Restaurants & Leisure: 3.96%
American Casinos Incorporated††	7.50	04/15/2021	1,950,000	2,028,000
Blue Merger Sub Incorporated††	7.63	02/15/2019	1,150,000	1,183,063
Burger King Corporation	9.88	10/15/2018	1,600,000	1,748,000
Chukchansi Economic Development Authority††±	3.92	11/15/2012	2,525,000	2,045,250
Citycenter Holdings LLC††	7.63	01/15/2016	350,000	365,750
Citycenter Holdings LLC††¥	11.50	01/15/2017	2,111,166	2,269,503
Dineequity Incorporated	9.50	10/30/2018	3,050,000	3,351,188
Greektown Superholdings Incorporated	13.00	07/01/2015	6,662,000	7,453,113
Greektown Superholdings Incorporated	13.00	07/01/2015	1,625,000	1,809,844
NAI Entertainment Holdings LLC††	8.25	12/15/2017	2,700,000	2,919,375
Pinnacle Entertainment Incorporated	7.50	06/15/2015	2,880,000	2,966,400
Scientific Games Corporation	9.25	06/15/2019	1,130,000	1,226,050
Speedway Motorsports Incorporated††	6.75	02/01/2019	450,000	451,125
Speedway Motorsports Incorporated	8.75	06/01/2016	2,075,000	2,261,750

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Hotels, Restaurants & Leisure: (continued)
Yonkers Racing Corporation††	11.38%	07/15/2016	$4,325,000	$	,692,625

					36,771,036

Household Durables: 0.02%
Sealy Mattress Company††	10.88	04/15/2016	144,000		160,920

Media: 5.94%
Cablevision Systems Corporation	8.63	09/15/2017	2,975,000		3,287,375
CCH II Capital Corporation	13.50	11/30/2016	12,981,015		15,317,598
CCO Holdings LLC	8.13	04/30/2020	746,000		818,735
Charter Communications Incorporated Step Bond††	8.00	04/30/2012	590,000		613,600
Charter Communications Incorporated Step Bond††	10.88	09/15/2014	11,640,000		12,833,100
Cinemark USA Incorporated††	7.38	06/15/2021	1,525,000		1,525,000
Cinemark USA Incorporated	8.63	06/15/2019	350,000		382,375
CSC Holdings LLC	7.88	02/15/2018	1,400,000		1,536,500
CSC Holdings LLC	8.50	04/15/2014	200,000		223,000
DISH DBS Corporation	7.88	09/01/2019	2,260,000		2,483,175
EchoStar DBS Corporation	7.75	05/31/2015	650,000		710,938
Gray Television Incorporated	10.50	06/29/2015	1,275,000		1,322,813
Lamar Media Corporation Series C	9.75	04/01/2014	675,000		780,469
LIN Television Corporation	8.38	04/15/2018	1,225,000		1,307,688
Local TV Finance LLC††¥	9.25	06/15/2015	2,400,000		2,394,000
Regal Cinemas Corporation	8.63	07/15/2019	5,050,000		5,428,750
Salem Communications	9.63	12/15/2016	2,886,000		3,059,160
Sirius XM Radio Incorporated††	9.75	09/01/2015	250,000		277,500
Sirius XM Radio Incorporated††	13.00	08/01/2014	815,000		955,588

					55,257,364

Multiline Retail: 0.14%
Saks Incorporated	9.88	10/01/2011	1,270,000		1,284,406

Specialty Retail: 0.63%
Gap Incorporated	5.95	04/12/2021	1,175,000		1,159,759
Limited Brands Incorporated	6.63	04/01/2021	925,000		957,375
Radioshack Corporation††	6.75	05/15/2019	1,325,000		1,288,563
Rent A Center Incorporated††	6.63	11/15/2020	700,000		708,750
Toys R Us Property Company LLC	8.50	12/01/2017	1,600,000		1,712,000

					5,826,447

Textiles, Apparel & Luxury Goods: 0.47%
Oxford Industrial Incorporated	11.38	07/15/2015	3,850,000		4,355,313

Consumer Staples: 1.02%

Beverages: 0.03%
Cott Beverages Incorporated	8.38	11/15/2017	250,000		265,000

Food Products: 0.99%
Darling International Incorporated††	8.50	12/15/2018	250,000		275,313
Dole Food Company Incorporated	13.88	03/15/2014	3,075,000		3,690,000
Smithfield Foods Incorporated	10.00	07/15/2014	4,465,000		5,218,469

					9,183,782

Energy: 13.04%

Energy Equipment & Services: 2.63%

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Energy Equipment & Services (continued)
Bristow Group Incorporated	7.50%	09/15/2017	$2,210,000	$2,314,975
Dresser Rand Group Incorporated††	6.50	05/01/2021	1,825,000	1,879,750
Gulfmark Offshore Incorporated	7.75	07/15/2014	3,395,000	3,424,706
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	5,325,000	5,325,000
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	4,920,000	5,030,700
Oil States International Incorporated††	6.50	06/01/2019	500,000	510,000
Parker Drilling Company	9.13	04/01/2018	860,000	915,900
PHI Incorporated	8.63	10/15/2018	4,650,000	4,766,250
Pride International Incorporated	8.50	06/15/2019	210,000	271,285

				24,438,566

Oil, Gas & Consumable Fuels: 10.41%
Amerigas Partner Financial Corporation	6.25	08/20/2019	500,000	501,250
Chesapeake Energy Corporation	9.50	02/15/2015	5,085,000	5,974,875
Cloud Peak Energy Resources LLC	8.25	12/15/2017	200,000	214,000
Cloud Peak Energy Resources LLC	8.50	12/15/2019	250,000	270,313
Coffeyville Resources Incorporated††	9.00	04/01/2015	1,722,000	1,872,675
Consol Energy Incorporated	8.25	04/01/2020	2,665,000	2,964,813
Denbury Resources Incorporated	6.38	08/15/2021	700,000	721,000
Denbury Resources Incorporated	8.25	02/15/2020	850,000	939,250
El Paso Corporation	6.50	09/15/2020	1,155,000	1,285,180
El Paso Corporation	6.88	06/15/2014	325,000	363,081
El Paso Corporation	7.00	06/15/2017	375,000	434,391
El Paso Corporation	7.25	06/01/2018	3,224,000	3,740,362
El Paso Corporation	7.42	02/15/2037	1,820,000	2,124,668
El Paso Corporation	7.80	08/01/2031	3,050,000	3,613,518
Energy Transfer Equity LP	7.50	10/15/2020	5,950,000	6,366,500
Ferrellgas Finance Corporation†	6.50	05/01/2021	1,125,000	1,085,625
Ferrellgas Finance Corporation	9.13	10/01/2017	4,660,000	4,997,850
Forest Oil Corporation	7.25	06/15/2019	2,520,000	2,620,800
Forest Oil Corporation	8.50	02/15/2014	1,115,000	1,212,563
Griffin Coal Mining Company Limited(s)	9.50	12/01/2016	701,991	660,749
Hilcorp Energy Company††	7.75	11/01/2015	975,000	1,006,688
Holly Corporation	9.88	06/15/2017	4,265,000	4,787,463
Inergy LP††	6.88	08/01/2021	1,125,000	1,130,625
Inergy LP	7.00	10/01/2018	950,000	969,000
Newfield Exploration Company	6.88	02/01/2020	1,185,000	1,276,838
Peabody Energy Corporation	7.88	11/01/2026	8,705,000	9,858,413
Penn Virginia Corporation	10.38	06/15/2016	215,000	240,263
Petrohawk Energy Corporation	7.88	06/01/2015	2,045,000	2,213,713
Petrohawk Energy Corporation	10.50	08/01/2014	1,065,000	1,211,438
Pioneer Natural Resource Company	7.50	01/15/2020	3,170,000	3,652,094
Plains Exploration & Production Company	8.63	10/15/2019	6,380,000	7,097,750
Regency Energy Partners	6.88	12/01/2018	475,000	503,500
Sabine Pass LNG LP	7.25	11/30/2013	4,940,000	5,051,150
Sabine Pass LNG LP	7.50	11/30/2016	4,475,000	4,609,250
SandRidge Energy Incorporated	8.75	01/15/2020	1,970,000	2,162,075
Ship Finance International Limited	8.50	12/15/2013	2,450,000	2,465,313
Stallion Oilfield Holdings Incorporated	10.50	02/15/2015	1,159,000	1,298,080
Suburban Propane Partners LP	7.38	03/15/2020	575,000	613,813
Susser Holdings LLC	8.50	05/15/2016	2,000,000	2,135,000
Tesoro Corporation	9.75	06/01/2019	2,185,000	2,479,975

				96,725,904

Financials: 20.18%

Capital Markets: 1.38%
E*TRADE Financial Corporation	12.50	11/30/2017	9,741,000	11,640,495

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Capital Markets: (continued)
Oppenheimer Holdings Incorporated††	8.75%	04/15/2018	$1,100,000	$1,152,250

				12,792,745

Commercial Banks: 2.69%
Capitalsource Incorporated††	12.75	07/15/2014	4,375,000	5,282,813
CIT Group Incorporated††	5.25	04/01/2014	5,850,000	5,864,625
CIT Group Incorporated††	6.63	04/01/2018	1,950,000	2,057,250
CIT Group Incorporated	7.00	05/01/2014	1,589,365	1,601,285
CIT Group Incorporated††	7.00	05/04/2015	1,575,000	1,578,938
CIT Group Incorporated	7.00	05/01/2016	2,850,000	2,857,125
CIT Group Incorporated	7.00	05/01/2017	525,000	526,313
Emigrant Bancorp Incorporated††(i)	6.25	06/15/2014	5,725,000	5,188,276

				24,956,625

Consumer Finance: 9.56%
American General Finance Corporation	5.40	12/01/2015	2,725,000	2,520,625
American General Finance Corporation	5.75	09/15/2016	2,250,000	2,070,000
American General Finance Corporation	6.50	09/15/2017	450,000	409,500
Calpine Construction Finance Corporation††	8.00	06/01/2016	2,700,000	2,916,000
Clearwire Communications Finance Corporation††	12.00	12/01/2015	2,280,000	2,319,900
Clearwire Communications Finance Corporation††	12.00	12/01/2015	3,140,000	3,206,725
Dunkin Finance Corporation††	9.63	12/01/2018	795,000	801,948
Ford Motor Credit Company LLC	7.00	10/01/2013	500,000	537,668
Ford Motor Credit Company LLC	8.00	12/15/2016	100,000	114,624
Ford Motor Credit Company LLC	9.88	08/10/2011	3,865,000	3,870,396
General Motors Financial Company††	6.75	06/01/2018	1,850,000	1,887,000
GMAC LLC	6.75	12/01/2014	2,344,000	2,461,200
GMAC LLC	6.88	09/15/2011	130,000	130,780
GMAC LLC	6.88	08/28/2012	2,862,000	2,947,860
GMAC LLC	7.50	12/31/2013	6,855,000	7,266,300
Homer City Funding LLC	8.73	10/01/2026	2,938,024	2,691,964
International Lease Finance Corporation	6.38	03/25/2013	865,000	897,438
International Lease Finance Corporation	8.63	09/15/2015	1,700,000	1,874,250
JBS USA Finance Incorporated	11.63	05/01/2014	8,465,000	9,777,075
LBI Escrow Corporation††	8.00	11/01/2017	1,375,000	1,553,750
Level 3 Financing Incorporated	10.00	02/01/2018	4,555,000	4,908,013
Nielsen Finance LLC Company††	7.75	10/15/2018	9,370,000	9,932,200
Nielsen Finance LLC Company	11.50	05/01/2016	1,170,000	1,360,125
Springleaf Finance Corporation	6.90	12/15/2017	4,050,000	3,791,813
Sprint Capital Corporation	6.88	11/15/2028	9,875,000	9,381,250
Sprint Capital Corporation	6.90	05/01/2019	4,725,000	4,831,313
Sprint Capital Corporation	8.38	03/15/2012	4,218,000	4,376,175

				88,835,892

Diversified Financial Services: 4.25%
Ally Financial Incorporated	8.30	02/12/2015	8,820,000	9,657,900
Hub International Holdings Incorporated††	10.25	06/15/2015	6,650,000	6,650,000
Leucadia National Corporation	8.13	09/15/2015	7,815,000	8,596,500
Nuveen Investments Incorporated	5.50	09/15/2015	5,800,000	5,176,500
Nuveen Investments Incorporated††	10.50	11/15/2015	4,825,000	4,981,813
Nuveen Investments Incorporated	10.50	11/15/2015	4,295,000	4,477,538

				39,540,251

REIT: 2.30%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	11,580,000	12,680,100
Host Hotels & Resorts LP	9.00	05/15/2017	490,000	549,413
MPT Operating Partnership LP††	6.88	05/01/2021	3,175,000	3,111,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
REIT: (continued)
Omega Healthcare Investors Incorporated††	6.75%	10/15/2022	$3,375,000	$3,434,063
Ventas Incorporated	9.00	05/01/2012	1,560,000	1,643,641

				21,418,717

Health Care: 4.25%

Health Care Equipment & Supplies: 0.78%
Biomet Incorporated	10.38	10/15/2017	1,215,000	1,324,350
Biomet Incorporated	11.63	10/15/2017	3,485,000	3,837,856
Fresenius Medical Care Incorporated††	5.75	02/15/2021	1,000,000	987,500
Fresenius Medical Care Incorporated	6.88	07/15/2017	1,025,000	1,096,750

				7,246,456

Health Care Providers & Services: 3.29%
Apria Healthcare Group Incorporated	11.25	11/01/2014	2,440,000	2,501,000
Aviv Healthcare Incorporated††	7.75	02/15/2019	3,725,000	3,794,844
Centene Corporation	5.75	06/01/2017	1,925,000	1,915,375
Community Health Systems Incorporated Series WI	8.88	07/15/2015	1,270,000	1,312,863
HCA Incorporated	6.50	02/15/2020	2,425,000	2,461,375
HCA Incorporated	7.50	02/15/2022	1,950,000	1,979,250
HCA Incorporated	8.50	04/15/2019	375,000	413,438
HCA Incorporated	9.25	11/15/2016	6,745,000	7,196,072
HCA Incorporated	9.63	11/15/2016	3,957,000	4,233,990
Health Management plc	6.13	04/15/2016	475,000	491,625
HealthSouth Corporation	7.25	10/01/2018	750,000	785,625
HealthSouth Corporation	7.75	09/15/2022	750,000	798,750
Sabra Health Care LP	8.13	11/01/2018	2,650,000	2,679,813

				30,564,020

Pharmaceuticals: 0.18%
Mylan Incorporated††	6.00	11/15/2018	650,000	664,625
Mylan Incorporated††	7.63	07/15/2017	650,000	713,375
Mylan Incorporated††	7.88	07/15/2020	300,000	333,000

				1,711,000

Industrials: 7.02%

Aerospace & Defense: 2.12%
Alliant Techsystems Incorporated	6.75	04/01/2016	4,470,000	4,592,925
Digitalglobe Incorporated	10.50	05/01/2014	800,000	884,000
Gencorp Incorporated	9.50	08/15/2013	1,030,000	1,030,000
GeoEye Incorporated	9.63	10/01/2015	1,140,000	1,302,450
Hexcel Corporation	6.75	02/01/2015	1,089,000	1,112,141
Huntington Ingalls Industries Incorporated††	6.88	03/15/2018	625,000	643,750
Huntington Ingalls Industries Incorporated††	7.13	03/15/2021	225,000	232,313
Kratos Defense & Security Solutions Incorporated	10.00	06/01/2017	2,570,000	2,743,475
L-3 Communications Holdings Incorporated	6.38	10/15/2015	5,506,000	5,650,533
Wyle Services Corporation††	10.50	04/01/2018	1,445,000	1,544,344

				19,735,931

Commercial Services & Supplies: 1.89%
Casella Waste Systems Incorporated	11.00	07/15/2014	4,385,000	4,867,350
Corrections Corporation of America	6.25	03/15/2013	1,305,000	1,306,631
Corrections Corporation of America	7.75	06/01/2017	2,035,000	2,210,519
Geo Group Incorporated	7.75	10/15/2017	2,855,000	3,054,850
Interface Incorporated	7.63	12/01/2018	300,000	319,500
Iron Mountain Incorporated	8.38	08/15/2021	3,520,000	3,766,400

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Services & Supplies: (continued)
KAR Holdings Incorporated±	4.27%	05/01/2014	$2,125,000	$2,082,500

				17,607,750

Machinery: 0.77%
Cleaver-Brooks Incorporated††	12.25	05/01/2016	1,440,000	1,483,200
Columbus McKinnon Corporation††	7.88	02/01/2019	1,575,000	1,630,125
CPM Holdings Incorporated	10.88	09/01/2014	3,025,000	3,267,000
Titan International Incorporated††	7.88	10/01/2017	700,000	745,500

				7,125,825

Professional Services: 0.67%
Affinia Group Incorporated††	10.75	08/15/2016	207,000	231,840
DRT Merger Sub Incorporated††	8.13	06/01/2019	800,000	800,000
Interactive Data Corporation††	10.25	08/01/2018	2,535,000	2,826,525
NCO Group Incorporated	11.88	11/15/2014	2,450,000	2,339,750

				6,198,115

Road & Rail: 1.44%
Kansas City Southern	8.00	06/01/2015	8,285,000	8,906,375
Kansas City Southern	13.00	12/15/2013	1,184,000	1,379,360
RailAmerica Incorporated	9.25	07/01/2017	2,775,000	3,052,500

				13,338,235

Transportation Infrastructure: 0.13%
United Maritime Group	11.75	06/15/2015	1,190,000	1,243,550

Information Technology: 7.76%

Communications Equipment: 1.31%
Allbritton Communications Company	8.00	05/15/2018	2,574,000	2,644,785
EchoStar DBS Corporation	7.13	02/01/2016	910,000	971,425
Intelsat Jackson Holdings Limited	9.50	06/15/2016	1,000,000	1,051,250
Lucent Technologies Incorporated	6.45	03/15/2029	3,100,000	2,797,750
Seagate Technology Holdings	6.80	10/01/2016	1,275,000	1,351,500
Seagate Technology Holdings††	7.00	11/01/2021	725,000	732,250
Seagate Technology Holdings††	7.75	12/15/2018	2,500,000	2,625,000

				12,173,960

Computers & Peripherals: 0.38%
Intcomex Incorporated	13.25	12/15/2014	2,820,000	2,897,550
Seagate Technology HDD Holdings††	6.88	05/01/2020	650,000	651,625

				3,549,175

Electronic Equipment, Instruments & Components: 2.52%
GCI Incorporated††	6.75	06/01/2021	1,350,000	1,370,250
Jabil Circuit Incorporated	8.25	03/15/2018	13,532,000	15,527,970
Kemet Corporation	10.50	05/01/2018	3,380,000	3,743,350
Viasystem Group Incorporated††	12.00	01/15/2015	2,530,000	2,776,675

				23,418,245
Internet Software & Services: 0.27%
Equinix Incorporated	7.00	07/15/2021	125,000	130,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Internet Software & Services: (continued)
Equinix Incorporated	8.13%	03/01/2018	$2,125,000	$2,337,500

				2,467,500

IT Services: 3.06%
Audatex North American Incorporated††	6.75	06/15/2018	475,000	488,063
Fidelity National Information Services	7.88	07/15/2020	1,750,000	1,868,125
First Data Corporation	11.25	03/31/2016	7,375,000	7,264,375
SunGard Data Systems Incorporated††	7.38	11/15/2018	1,100,000	1,116,500
SunGard Data Systems Incorporated††	7.63	11/15/2020	550,000	559,625
SunGard Data Systems Incorporated	10.25	08/15/2015	6,639,750	6,888,741
Syniverse Holdings Incorporated††	9.13	01/15/2019	6,625,000	6,931,406
Unisys Corporation	12.50	01/15/2016	1,065,000	1,166,175
Unisys Corporation††	12.75	10/15/2014	1,068,000	1,238,880
Unisys Corporation††	14.25	09/15/2015	751,000	886,180

				28,408,070

Semiconductors & Semiconductor Equipment: 0.22%
Advanced Micro Devices Incorporated	5.75	08/15/2012	2,025,000	2,060,438

Materials: 2.69%

Chemicals: 1.04%
Huntsman International LLC	5.50	06/30/2016	2,855,000	2,826,450
Lyondell Chemical Company	11.00	05/01/2018	4,807,125	5,444,069
Solutia Incorporated	7.88	03/15/2020	1,300,000	1,417,000

				9,687,519

Containers & Packaging: 0.48%
Crown Americas LLC	7.63	05/15/2017	950,000	1,028,375
Graham Packaging Company Incorporated	8.25	01/01/2017	350,000	370,125
Graham Packaging Company Incorporated	9.88	10/15/2014	2,450,000	2,511,250
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	515,000	562,638

				4,472,388

Metals & Mining: 0.69%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	5,725,000	6,254,563
Indalex Holdings Corporation(s)	11.50	02/01/2014	5,985,000	89,775

				6,344,338

Paper & Forest Products: 0.48%
Clearwater Paper Corporation	10.63	06/15/2016	1,175,000	1,324,813
Georgia-Pacific Corporation	8.88	05/15/2031	2,430,000	3,155,425

				4,480,238

Telecommunication Services: 8.74%

Diversified Telecommunication Services: 4.89%
Citizens Communications Company	7.88	01/15/2027	9,580,000	9,316,550
FairPoint Communications Incorporated††	10.88	04/01/2017	2,550,000	2,926,125
Frontier Communications Corporation	8.13	10/01/2018	1,980,000	2,173,050
Frontier Communications Corporation	8.25	04/15/2017	4,455,000	4,889,363
Frontier Communications Corporation	8.50	04/15/2020	1,000,000	1,097,500
GCI Incorporated	8.63	11/15/2019	4,075,000	4,482,500
Global Crossing Limited	12.00	09/15/2015	345,000	400,200
Qwest Corporation	7.50	06/15/2023	3,260,000	3,251,850

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Telecommunication Services (continued)
Qwest Corporation	7.63%	08/03/2021	$440,000	$493,610
Qwest Corporation	8.88	03/15/2012	4,200,000	4,389,000
SBA Telecommunications Incorporated	8.00	08/15/2016	1,090,000	1,164,938
SBA Telecommunications Incorporated	8.25	08/15/2019	485,000	523,800
U.S. West Communications Incorporated	7.13	11/15/2043	1,810,000	1,751,175
U.S. West Communications Incorporated	7.25	09/15/2025	2,755,000	2,885,863
Windstream Corporation	7.88	11/01/2017	5,380,000	5,749,875

				45,495,399

Wireless Telecommunication Services: 3.85%
CC Holdings LLC††	7.75	05/01/2017	650,000	710,938
Cricket Communications Incorporated	7.75	05/15/2016	3,755,000	4,003,769
Crown Castle International Corporation	7.13	11/01/2019	165,000	175,931
Crown Castle International Corporation	9.00	01/15/2015	650,000	711,750
Intelsat Limited††	7.25	04/01/2019	2,500,000	2,531,250
Intelsat Limited††	7.50	04/01/2021	1,575,000	1,598,625
Intelsat Limited	11.25	06/15/2016	3,965,000	4,222,725
iPCS Incorporated	3.52	05/01/2014	2,607,559	2,503,257
MetroPCS Communications Incorporated	6.63	11/15/2020	4,150,000	4,160,375
MetroPCS Communications Incorporated	7.88	09/01/2018	1,050,000	1,116,938
Sprint Nextel Corporation Series D	7.38	08/01/2015	7,935,000	7,935,000
Sprint Nextel Corporation Series F	5.95	03/15/2014	6,065,000	6,083,953

				35,754,511

Utilities: 6.69%

Electric Utilities: 3.55%
Aquila Incorporated Step Bond	11.88	07/01/2012	14,996,000	16,448,603
Energy Future Holdings Corporation	10.00	12/01/2020	150,000	158,313
Energy Future Holdings Corporpation	12.00	11/01/2017	1,811,245	1,557,671
Ipalco Enterprises Incorporated††	5.00	05/01/2018	1,750,000	1,738,700
Mirant Americas Generation LLC	8.50	10/01/2021	250,000	255,000
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	7,560,525	8,429,985
Otter Tail Corporation	9.00	12/15/2016	3,985,000	4,413,388

				33,001,660

Gas Utilities: 0.18%
AmeriGas Partners LP	6.50	05/20/2021	1,050,000	1,076,250
AmeriGas Partners LP	7.13	05/20/2016	550,000	571,280

				1,647,530

Independent Power Producers & Energy Traders: 2.96%
Calpine Corporation††	7.25	10/15/2017	9,469,000	9,705,725
Dynegy Holding Incorporated	7.63	10/15/2026	4,850,000	3,152,500
NRG Energy Incorporated	7.38	01/15/2017	6,050,000	6,344,938
NRG Energy Incorporated	8.50	06/15/2019	3,675,000	3,822,000
RRI Energy Incorporated	7.63	06/15/2014	1,020,000	1,060,800
RRI Energy Incorporated	7.88	06/15/2017	75,000	75,375
RRI Energy Incorporated	9.24	07/02/2017	2,287,916	2,470,949
RRI Energy Incorporated	9.68	07/02/2026	780,000	834,600

				27,466,887

Total Corporate Bonds and Notes (Cost $761,130,394)				804,501,910

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes: 2.02%

Consumer Discretionary: 0.20%

Media: 0.20%
Videotron Limited	6.38%	12/15/2015	$100,000	102,750
Videotron Limited	9.13	04/15/2018	1,525,000	1,713,719

				1,816,469

Energy: 0.52%

Oil, Gas & Consumable Fuels: 0.52%
Griffin Coal Mining Company Limited††(s)	9.50	12/31/2049	5,128,748	4,827,434

Financials: 0.26%

Consumer Finance: 0.26%
Wind Acquisition Finance SA††	11.75	07/15/2017	2,205,000	2,444,794

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited(s)(i)	0.00	12/24/2033	1,540,000	462

Materials: 0.85%

Metals & Mining: 0.53%
Novelis Incorporated	7.25	02/15/2015	630,000	627,638
Novelis Incorporated	8.38	12/15/2017	1,000,000	1,088,750
Novelis Incorporated	8.75	12/15/2020	2,425,000	2,697,813
Vedanta Resources plc	9.50	07/18/2018	500,000	554,400

				4,968,601

Paper & Forest Products: 0.32%
PE Paper Escrow GmbH††	12.00	08/01/2014	715,000	811,525
Sappi Limited††	7.50	06/15/2032	2,355,000	2,119,500

				2,931,025

Telecommunication Services: 0.19%

Wireless Telecommunication Services: 0.19%
Digicel Group Limited††	12.00	04/01/2014	870,000	1,004,850
Telesat Canada Incorporated	11.00	11/01/2015	690,000	755,550

				1,760,400

Total Yankee Corporate Bonds and Notes (Cost $16,274,397)				18,749,185

	Dividend Yield		Shares
Preferred Stocks: 0.14%

Financials: 0.14%

Consumer Finance: 0.14%
GMAC Capital Trust	8.13		53,000	1,353,090

Total Preferred Stocks (Cost $1,325,000)				1,353,090

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name			Shares	Value
Investment Companies: 0.01%
Eaton Vance Limited Duration Income Trust			6,490	$104,943

Total Investment Companies (Cost $60,299)				104,943

	Interest Rate	Maturity Date	Principal
Term Loans: 8.93%
Advantage Sales & Marketing Incorporated	9.25%	06/18/2018	$900,000	910,503
Arrowhead General Insurance Agency Incorporated	7.50	03/03/2017	1,496,250	1,485,028
Barrington Broadcasting Company	4.54	08/12/2013	1,772,703	1,740,582
Capital Automotive LP	5.00	03/10/2017	7,575,024	7,567,449
CCM Merger Incorporated	7.00	03/01/2017	6,690,754	6,754,316
Coinmach Corporation	3.25	11/20/2014	5,696,566	5,431,904
Fairpoint Communications Incorporated	6.50	01/22/2016	6,788,901	5,999,691
Federal Mogul Corporation	2.13	12/29/2014	819,213	778,695
Federal Mogul Corporation	2.13	12/28/2015	814,881	774,577
First Data Corporation	2.93	09/24/2014	1,485,523	1,381,744
First Data Corporation	2.93	09/24/2014	2,867,975	2,667,618
First Data Corporation	2.93	09/24/2014	5,354,373	4,980,316
Gray Television Incorporated	3.69	12/31/2014	1,809,942	1,768,458
HHI Holdings Limited	7.00	03/21/2017	2,244,375	2,244,375
Level 3 Financing Incorporated	2.48	03/13/2014	1,300,000	1,251,575
Local TV Finance LLC	2.19	05/07/2013	2,720,910	2,645,595
Merisant Company(i)	7.50	01/08/2014	1,623,004	1,598,659
NCO Group Incorporated	8.00	11/15/2013	2,544,675	2,534,649
Newsday LLC	10.50	08/01/2013	5,920,000	6,227,130
Panolam Industries International(i)	8.25	12/31/2013	463,969	424,968
Springleaf Finance Corporation	5.50	05/05/2017	1,350,000	1,316,250
Texas Competitive Electric Holdings	3.68	10/10/2017	4,450,000	3,313,648
Texas Competitive Electric Holdings	4.73	10/10/2014	23,237,911	18,207,833
Wash Multifamily Laundry Systems LLC	7.00	08/28/2014	994,885	991,572

Total Term Loans (Cost $84,253,304)				82,997,135

Short-Term Investments: 1.51%

	Yield		Shares
Investment Companies: 1.51%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.02		14,011,321	14,011,321

Total Short-Term Investments (Cost $14,011,321)				14,011,321

Total Investments in Securities (Cost $882,471,961*	99.64%			925,867,087

Other Assets and Liabilities, Net	0.36			3,377,080

Total Net Assets	100.00%			$929,244,167

†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule †† or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
(l)	Investment in an affiliate.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — July 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $886,647,373 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,221,808
Gross unrealized depreciation	(14,002,094)

Net unrealized appreciation	$39,219,714

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JULY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Income Opportunities Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of July 31, 2011, the Fund had no unfunded loan commitments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,021,253	$0	$0	$1,021,253
Investment companies	104,943	0	0	104,943
Preferred stocks	0	1,353,090	0	1,353,090

Convertible debentures	0	3,128,250	0	3,128,250

Corporate bonds and notes	0	792,766,376	11,735,534	804,501,910

Term loans	0	72,785,049	10,212,086	82,997,135

Yankee corporate bonds	0	18,748,723	462	18,749,185
Short-term investments
Investment companies	14,011,321	0	0	14,011,321

	$15,137,517	$888,781,488	$21,948,082	$925,867,087

Transfers in and transfers out are recognized at the end of the reporting period. For the three months nine months ended July 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term Loans	Yankee corporate bonds and notes	Total
Balance as of April 30, 2011	$12,165,050	$6,408,149	$462	$18,573,661
Accrued discounts (premiums)	6,966	1,195	0	8,874
Realized gains (losses)	(5,871,004)	10,439	0	(5,860,565)
Change in unrealized gains (losses)	5,764,562	(42,277)	0	5,721,571
Purchases	0	0	0	0
Sales	(330,039)	(2,534,472)	0	(2,864,511)
Transfers into Level 3	0	7,967,711	0	7,967,711
Transfers out of Level 3	0	(1,598,659)	0	(1,598,659)

Balance as of July 31, 2011	$11,735,534	$10,212,086	$462	$21,948,082

Change in unrealized gains (losses) relating to securities still held at July 31, 2011	$(71,771)	$2,805	$0	$(69,678)

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM - Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF - French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG - Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	September 28, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips Treasurer

Date:	September 28, 2011